Reconciliation of Financial Statements to Form 5500 (Details) - EBP 011 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 6,174,940	$ 5,764,114
Deemed distributions of participant loans	(12,362)	(11,464)
Net assets available for benefits per Form 5500	6,162,578	$ 5,752,650
Total deductions per the financial statements	512,238
Add: deemed distributions of participant loans at December 31, 2025	12,362
Less: deemed distributions of participant loans at December 31, 2024	(11,464)
Total deductions per Form 5500	$ 513,136